UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6653

The Jensen Quality Growth Fund Inc.
(Exact name of registrant as specified in charter)

5500 Meadows Road, Suite 200

Lake Oswego, OR 97035-8234
(Address of principal executive offices) (Zip code)

Robert McIver

5500 Meadows Road, Suite 200

Lake Oswego, OR 97035-8234
(Name and address of agent for service)

(800) 221-4384

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

Jensen Quality Growth Fund
Class J | JENSX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$43	0.82%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and an underweight in the Energy sector. Stock selection benefited relative Fund performance in the Materials, Industrials and Health Care sectors. Relative performance was hindered by the Fund’s underweight positions in the Financials, Consumer Discretionary and Real Estate sectors and overweight positions in the Consumer Staples and Health Care sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Consumer Staples, Financials, Information Technology and Communication Services sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 54.14% of Fund assets compared to 32.12% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the federal funds rate.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J	17.09	12.11	12.26
S&P 500 TR	33.89	15.77	13.35
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Jensen Quality Growth Fund	PAGE 1	TSR-SAR-476313101

KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$8,710,153,553
Number of Holdings	27
Net Advisory Fee	$22,052,194
Portfolio Turnover	5%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)
Sector Breakdown*

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	7.4%
Accenture PLC	7.3%
Marsh & McLennan Cos., Inc.	6.4%
Stryker Corp.	6.0%
Intuit, Inc.	5.6%
Alphabet, Inc.	5.5%
Mastercard, Inc.	4.5%
Automatic Data Processing, Inc.	4.4%
UnitedHealth Group, Inc.	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR-SAR-476313101

Jensen Quality Growth Fund
Class I | JENIX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.59%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and an underweight in the Energy sector. Stock selection benefited relative Fund performance in the Materials, Industrials and Health Care sectors. Relative performance was hindered by the Fund’s underweight positions in the Financials, Consumer Discretionary and Real Estate sectors and overweight positions in the Consumer Staples and Health Care sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Consumer Staples, Financials, Information Technology and Communication Services sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 54.14% of Fund assets compared to 32.12% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the federal funds rate.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	17.36	12.35	12.52
S&P 500 TR	33.89	15.77	13.35
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Jensen Quality Growth Fund	PAGE 1	TSR-SAR-476313309

KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$8,710,153,553
Number of Holdings	27
Net Advisory Fee	$22,052,194
Portfolio Turnover	5%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)
Sector Breakdown*

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	7.4%
Accenture PLC	7.3%
Marsh & McLennan Cos., Inc.	6.4%
Stryker Corp.	6.0%
Intuit, Inc.	5.6%
Alphabet, Inc.	5.5%
Mastercard, Inc.	4.5%
Automatic Data Processing, Inc.	4.4%
UnitedHealth Group, Inc.	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR-SAR-476313309

Jensen Quality Growth Fund
Class R | JENRX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.23%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and an underweight in the Energy sector. Stock selection benefited relative Fund performance in the Materials, Industrials and Health Care sectors. Relative performance was hindered by the Fund’s underweight positions in the Financials, Consumer Discretionary and Real Estate sectors and overweight positions in the Consumer Staples and Health Care sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Consumer Staples, Financials, Information Technology and Communication Services sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 54.14% of Fund assets compared to 32.12% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the federal funds rate.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R	16.55	11.58	11.79
S&P 500 TR	33.89	15.77	13.35
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Jensen Quality Growth Fund	PAGE 1	TSR-SAR-476313200

KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$8,710,153,553
Number of Holdings	27
Net Advisory Fee	$22,052,194
Portfolio Turnover	5%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)
Sector Breakdown*

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	7.4%
Accenture PLC	7.3%
Marsh & McLennan Cos., Inc.	6.4%
Stryker Corp.	6.0%
Intuit, Inc.	5.6%
Alphabet, Inc.	5.5%
Mastercard, Inc.	4.5%
Automatic Data Processing, Inc.	4.4%
UnitedHealth Group, Inc.	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR-SAR-476313200

Jensen Quality Growth Fund
Class Y | JENYX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$28	0.53%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and an underweight in the Energy sector. Stock selection benefited relative Fund performance in the Materials, Industrials and Health Care sectors. Relative performance was hindered by the Fund’s underweight positions in the Financials, Consumer Discretionary and Real Estate sectors and overweight positions in the Consumer Staples and Health Care sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Consumer Staples, Financials, Information Technology and Communication Services sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 54.14% of Fund assets compared to 32.12% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the federal funds rate.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2016)
Class Y	17.43	12.44	13.89
S&P 500 TR	33.89	15.77	15.35
Jensen Quality Growth Fund	PAGE 1	TSR-SAR-476313408

*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$8,710,153,553
Number of Holdings	27
Net Advisory Fee	$22,052,194
Portfolio Turnover	5%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)
Sector Breakdown*

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	7.4%
Accenture PLC	7.3%
Marsh & McLennan Cos., Inc.	6.4%
Stryker Corp.	6.0%
Intuit, Inc.	5.6%
Alphabet, Inc.	5.5%
Mastercard, Inc.	4.5%
Automatic Data Processing, Inc.	4.4%
UnitedHealth Group, Inc.	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR-SAR-476313408

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Jensen Quality Growth Fund

Class J Shares	Class R Shares	Class I Shares	Class Y Shares

Jensen Quality Growth Fund
Schedule of Investments
November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4%
Beverages — 3.6%
PepsiCo, Inc.	1,913,000	$312,679,850
Chemicals — 1.9%
Sherwin-Williams Co.	421,000	167,305,400
Commercial Services & Supplies — 4.9%
Copart, Inc.(a)	2,636,000	167,096,040
Waste Management, Inc.	1,158,000	264,278,760
		431,374,800
Containers & Packaging — 1.0%
Ball Corp.	1,369,000	85,097,040
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp. - Class A	1,875,000	136,218,750
Financial Services — 4.5%
Mastercard, Inc. - Class A	734,000	391,177,960
Health Care Equipment & Supplies — 6.0%
Stryker Corp.	1,342,000	526,265,300
Health Care Providers & Services — 3.9%
UnitedHealth Group, Inc.	554,000	338,050,800
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	484,000	143,268,840
Household Products — 2.7%
Procter & Gamble Co.	1,333,000	238,953,580
Insurance — 6.4%
Marsh & McLennan Cos., Inc.	2,373,000	553,454,790
Interactive Media & Services — 5.5%
Alphabet, Inc. - Class A	2,848,000	481,169,600
IT Services — 7.3%
Accenture PLC - Class A	1,745,000	632,335,650
Pharmaceuticals — 5.5%
Johnson & Johnson	1,204,000	186,632,040
Zoetis, Inc.	1,673,000	293,193,250
		479,825,290
Professional Services — 11.7%
Automatic Data Processing, Inc.	1,243,000	381,513,990
Broadridge Financial Solutions, Inc.	1,247,000	294,316,940
Equifax, Inc.	864,000	225,987,840
Verisk Analytics, Inc.	401,000	117,978,210
		1,019,796,980

The accompanying notes are an integral part of these financial statements.

1

Jensen Quality Growth Fund
Schedule of Investments
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 6.4%
KLA Corp.	418,000	$270,458,540
Texas Instruments, Inc.	1,434,000	288,277,020
		558,735,560
Software — 13.0%
Intuit, Inc.	760,000	487,714,800
Microsoft Corp.	1,532,000	648,740,720
		1,136,455,520
Specialty Retail — 1.9%
Home Depot, Inc.	379,000	162,640,270
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	2,783,000	660,489,390
Textiles, Apparel & Luxury Goods — 2.4%
NIKE, Inc. - Class B	2,620,000	206,377,400
TOTAL COMMON STOCKS (Cost $3,823,496,110)		8,661,672,770
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
First American Treasury Obligations Fund - Class X, 4.55%(b)	50,112,298	50,112,298
TOTAL SHORT-TERM INVESTMENTS (Cost $50,112,298)		50,112,298
TOTAL INVESTMENTS — 100.0% (Cost $3,873,608,408)		8,711,785,068
Liabilities in Excess of Other Assets — (0.0)%(c)		(1,631,515)
TOTAL NET ASSETS — 100.0%		$8,710,153,553

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Jensen Quality Growth Fund
Statement of Assets & Liabilities
As of November 30, 2024 (Unaudited)

Assets:
Investment, at value (Cost $3,873,608,408)	$8,711,785,068
Dividend and interest income receivable	5,975,155
Receivable for capital stock issued	928,744
Other assets	329,319
Total assets	8,719,018,286
Liabilities:
Payable to Investment Adviser	3,473,525
Payable for capital stock redeemed	3,146,463
Accrued distribution fees	893,123
Accrued director fees	897
Accrued expenses and other liabilities	1,350,725
Total liabilities	8,864,733
Total Net Assets	$ 8,710,153,553
Net Assets Consist of:
Capital stock	3,658,851,069
Total distributable earnings	5,051,302,484
Total net assets	$ 8,710,153,553
Net Assets Consist of:
Class J Shares
Net Assets	$2,422,720,869
Shares outstanding	39,965,007
Net Asset Value - Offering Price and Redemption Price Per Share (2,000,000,000 shares authorized)	$60.62
Class R Shares
Net Assets	$14,679,812
Shares outstanding	243,400
Net Asset Value - Offering Price and Redemption Price Per Share (1,000,000,000 shares authorized)	$60.31
Class I Shares
Net Assets	$4,521,854,357
Shares outstanding	74,742,525
Net Asset Value - Offering Price and Redemption Price Per Share (1,000,000,000 shares authorized)	$60.50
Class Y Shares
Net Assets	$1,750,898,515
Shares outstanding	28,953,848
Net Asset Value - Offering Price and Redemption Price Per Share (1,000,000,000 shares authorized)	$60.47

The accompanying notes are an integral part of these financial statements.

3

Jensen Quality Growth Fund
Statement of Operations
Six Months Ended November 30, 2024 (Unaudited)

Investment Income:
Dividend income	$59,139,431
Interest income	1,717,233
Total investment income	60,856,664
Expenses:
Investment advisory fees	22,052,194
12b-1 - Class J	3,058,597
Shareholder servicing fees - Class I	1,609,964
Administration fees	690,358
Sub-transfer agent expenses - Class J	484,664
Custody fees	246,615
Directors’ fees and expenses	229,627
Reports to shareholders - Class I	130,203
Transfer agent expenses	124,798
Federal and state registration fees	113,037
Other	107,773
Fund Accounting fees	95,071
Reports to shareholders - Class Y	70,803
Professional fees	63,370
Chief Compliance Officer Fees	50,050
Reports to shareholders - Class J	39,067
12b-1 fees - Class R	36,661
Transfer agent fees - Class J	18,481
Transfer agent fees - Class I	14,094
Shareholder servicing fees - Class R	11,914
Transfer agent fees - Class Y	9,598
Transfer agent fees - Class R	3,208
Reports to shareholders - Class R	366
Total expenses	29,260,513
Net Investment Income	31,596,151
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investment transactions	812,553,635
Change in unrealized appreciation/depreciation on investments	141,849,223
Net realized and unrealized gain on investments	954,402,858
Net Increase in Net Assets Resulting from Operations	$985,999,009

The accompanying notes are an integral part of these financial statements.

4

Jensen Quality Growth Fund
Statements of Changes in Net Assets

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Operations:
Net investment income	$31,596,151	$94,146,393
Net realized gain on investment transactions	812,553,635	804,236,239
Change in unrealized appreciation/depreciation on investments	141,849,223	483,239,484
Net increase in net assets resulting from operations	985,999,009	1,381,622,116
Capital Share Transactions:
Shares Sold - Class J	36,028,162	141,966,666
Shares Sold - Class R	664,480	2,185,506
Shares Sold - Class I	238,478,774	735,476,591
Shares Sold - Class Y	90,372,512	349,264,831
Shares issued in reinvestment of dividends - Class J	255,538,975	178,973,032
Shares issued in reinvestment of dividends - Class R	1,523,437	961,777
Shares issued in reinvestment of dividends - Class I	471,321,515	378,940,634
Shares issued in reinvestment of dividends - Class Y	175,552,674	165,966,595
Shares redeemed - Class J	(253,570,239)	(441,451,900)
Shares redeemed - Class R	(1,872,100)	(3,154,969)
Shares redeemed - Class I	(1,209,563,578)	(1,321,668,479)
Shares redeemed - Class Y	(563,287,664)	(1,452,695,646)
Net Increase	(758,813,052)	(1,265,235,362)
Dividends and Distributions to Shareholders:
Net dividends and distributions to shareholders - Class J	(259,623,616)	(181,763,494)
Net dividends and distributions to shareholders - Class R	(1,523,437)	(961,777)
Net dividends and distributions to shareholders - Class I	(495,997,132)	(397,318,116)
Net dividends and distributions to shareholders - Class Y	(198,227,126)	(206,955,087)
Total dividends and distributions	(955,371,311)	(786,998,474)
Increase (Decrease) in Net Assets	(728,185,354)	(670,611,720)
Net Assets:
Beginning of Year	9,438,338,907	10,108,950,627
End of Year	$8,710,153,553	$9,438,338,907

The accompanying notes are an integral part of these financial statements.

5

Jensen Quality Growth Fund
Financial Highlights
Class J

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$60.86	$57.43	$57.86	$60.00	$49.46	$47.79
Income from investment operations:
Net investment income(1)	0.17	0.46	0.50	0.44	0.52	0.58
Net realized and unrealized gains on investments	6.63	7.57	0.75	1.83	15.63	5.30
Total from investment operations	6.80	8.03	1.25	2.27	16.15	5.88
Less distributions:
Dividends from net investment income	(0.27)	(0.46)	(0.49)	(0.40)	(0.52)	(0.54)
Distributions from capital gains	(6.77)	(4.14)	(1.19)	(4.01)	(5.09)	(3.67)
Total distributions	$(7.04)	$(4.60)	$(1.68)	$(4.41)	$(5.61)	$(4.21)
Net asset value, end of period	$60.62	$60.86	$57.43	$57.86	$60.00	$49.46
Total return(2)	11.22%	14.29%	2.29%	2.92%	33.95%	12.15%
Supplemental data and ratios:
Net assets, end of period (000’s)	$2,422,721	$2,385,457	$2,363,726	$2,455,146	$2,549,594	$2,422,553
Ratio of expenses to average net assets(3)	0.82%	0.81%	0.82%	0.81%	0.82%	0.84%
Ratio of net investment income to average net assets(3)	0.51%	0.73%	0.88%	0.69%	0.89%	1.11%
Porfolio turnover rate(2)	5.44%	10.46%	15.67%	10.87%	12.33%	23.38%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.
(2)	Annualized.
(3)	Not Annualized.
The accompanying notes are an integral part of these financial statements.

6

Jensen Quality Growth Fund
Financial Highlights
Class R

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$60.50	$57.10	$57.49	$59.66	$49.18	$47.53
Income from investment operations:
Net investment income(1)	0.03	0.12	0.26	0.16	0.25	0.34
Net realized and unrealized gains on investments	6.60	7.54	0.74	1.81	15.57	5.30
Total from investment operations	6.63	7.66	1.00	1.97	15.82	5.64
Less distributions:
Dividends from net investment income	(0.05)	(0.12)	(0.20)	(0.13)	(0.25)	(0.32)
Distributions from capital gains	(6.77)	(4.14)	(1.19)	(4.01)	(5.09)	(3.67)
Total distributions	$(6.82)	$(4.26)	$(1.39)	$(4.14)	$(5.34)	$(3.99)
Net asset value, end of period	$60.31	$60.50	$57.10	$57.49	$59.66	$49.18
Total return(2)	10.98%	13.68%	1.83%	2.44%	33.36%	11.66%
Supplemental data and ratios:
Net assets, end of period (000’s)	$14,680	$14,366	$13,531	$17,801	$26,380	$23,995
Ratio of expenses to average net assets(3)	1.23%	1.34%	1.29%	1.26%	1.26%	1.27%
Ratio of net investment income to average net assets(3)	0.10%	0.20%	0.41%	0.23%	0.44%	0.68%
Porfolio turnover rate(2)	5.44%	10.46%	15.67%	10.87%	12.33%	23.38%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.
(2)	Annualized.
(3)	Not Annualized.
The accompanying notes are an integral part of these financial statements.

7

Jensen Quality Growth Fund
Financial Highlights
Class I

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$60.79	$57.38	$57.82	$59.99	$49.46	$47.81
Income from investment operations:
Net investment income(1)	0.24	0.57	0.61	0.57	0.61	0.66
Net realized and unrealized gains on investments	6.62	7.58	0.76	1.84	15.65	5.34
Total from investment operations	6.86	8.15	1.37	2.41	16.26	6.00
Less distributions:
Dividends from net investment income	(0.38)	(0.60)	(0.62)	(0.57)	(0.64)	(0.68)
Distributions from capital gains	(6.77)	(4.14)	(1.19)	(4.01)	(5.09)	(3.67)
Total distributions	$(7.15)	$(4.74)	$(1.81)	$(4.58)	$(5.73)	$(4.35)
Net asset value, end of period	$60.50	$60.79	$57.38	$57.82	$59.99	$49.46
Total return(2)	11.34%	14.53%	2.51%	3.14%	34.24%	12.41%
Supplemental data and ratios:
Net assets, end of period (000’s)	$4,521,854	$4,998,912	$4,909,180	$4,762,505	$5,003,474	$4,002,485
Ratio of expenses to average net assets(3)	0.59%	0.60%	0.61%	0.61%	0.61%	0.60%
Ratio of net investment income to average net assets(3)	0.74%	0.95%	1.09%	0.89%	1.10%	1.37%
Porfolio turnover rate(2)	5.44%	10.46%	15.67%	10.87%	12.33%	23.38%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.
(2)	Annualized.
(3)	Not Annualized.
The accompanying notes are an integral part of these financial statements.

8

Jensen Quality Growth Fund
Financial Highlights
Class Y

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$60.78	$57.37	$57.82	$59.98	$49.46	$47.80
Income from investment operations:
Net investment income(1)	0.27	0.62	0.66	0.62	0.66	0.73
Net realized and unrealized gains on investments	6.61	7.58	0.75	1.84	15.64	5.31
Total from investment operations	6.88	8.20	1.41	2.46	16.30	6.04
Less distributions:
Dividends from net investment income	(0.42)	(0.65)	(0.67)	(0.61)	(0.69)	(0.71)
Distributions from capital gains	(6.77)	(4.14)	(1.19)	(4.01)	(5.09)	(3.67)
Total distributions	$(7.19)	$(4.79)	$(1.86)	$(4.62)	$(5.78)	$(4.38)
Net asset value, end of period	$60.47	$60.78	$57.37	$57.82	$59.98	$49.46
Total return(2)	11.37%	14.63%	2.59%	3.23%	34.34%	12.51%
Supplemental data and ratios:
Net assets, end of period (000’s)	$1,750,899	$2,039,604	$2,822,513	$2,756,312	$2,755,356	$2,306,038
Ratio of expenses to average net assets(3)	0.53%	0.52%	0.52%	0.52%	0.52%	0.54%
Ratio of net investment income to average net assets(3)	0.81%	1.03%	1.17%	0.98%	1.18%	1.46%
Porfolio turnover rate(2)	5.44%	10.46%	15.67%	10.87%	12.33%	23.38%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.
(2)	Annualized.
(3)	Not Annualized.
The accompanying notes are an integral part of these financial statements.

9

JENSEN QUALITY GROWTH FUND
Notes to the Financial Statements
November 30, 2024
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Jensen Quality Growth Fund Inc. (the “Fund”), was incorporated as an Oregon corporation on April 17, 1992, and is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund commenced operations on August 3, 1992. Effective March 1, 2018, the name of the Fund was changed from The Jensen Portfolio, Inc. doing business as Jensen Quality Growth Fund to The Jensen Quality Growth Fund Inc. The Fund is authorized to issue 5,000,000,000 shares of common stock, all of which have been authorized for the existing share classes. The Fund currently offers four different classes of shares; Class J, Class R, Class I, and Class Y. Class J shares are subject to a 0.25% 12b-1 fee and a sub-transfer agency fee, Class R shares are subject to a 0.50% 12b-1 fee and up to a 0.25% shareholder servicing fee, Class I shares are subject to a shareholder servicing fee of up to 0.10%, and Class Y shares are not subject to any 12b-1, shareholder servicing or sub transfer agency fee as described in the separate prospectuses for each of the Fund’s share classes. Each class of shares has identical rights and privileges except with respect to the 12b-1 fees, sub-transfer agency fees, shareholder servicing fees, and voting rights on matters affecting a single class of shares. The principal investment objective of the Fund is long-term capital appreciation.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”.
The following is a summary of significant accounting policies consistently followed by the Fund.
The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
a)
Investment Valuation – Securities that are listed on United States stock exchanges are valued at the last sale price at the close of the exchange. Equity securities listed on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price or, if there has been no sale on that day, at their current bid price. Investments in open-end and closed-end registered investment companies, including money market funds, that do not trade on an exchange are valued at the end of day net asset value per share. Quotations are taken from the market in which the security is primarily traded. Over-the-counter securities are valued at the current bid price in the absence of a closing price. Securities for which market quotations are not readily available are valued at fair value as determined by Jensen Investment Management, Inc. (the “Investment Adviser”) at or under the direction of the Fund’s Board of Directors.

There is no definitive set of circumstances under which the Fund may elect to use fair value procedures to value a security. Although the Fund only invests in publicly traded securities, the large majority of which are large capitalization, highly liquid securities, they nonetheless may become securities for which market quotations are not readily available, such as in instances where the market quotation for a security has become stale, sales of a security have been infrequent, trading in the security has been suspended, or where there is a thin market in the security. Securities for which market quotations are not readily available will be valued at their fair value as determined under the Fund’s fair valuation procedures established by the Board of Directors. The Fund is prohibited from investing in restricted securities (securities issued in private placement transactions that may not be offered or sold to the public without registration under the securities laws); therefore, fair value pricing considerations for restricted securities are generally not applicable to the Fund.

Fair Value Measurement – The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs

10

JENSEN QUALITY GROWTH FUND
Notes to the Financial Statements
November 30, 2024(Continued)
and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the year. The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and prices for similar securities, interest rates, credit risk, etc.

Level 3 – Inputs that are unobservable (including the Fund’s own assumptions in determining the fair value of investments).

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, include common stocks and certain money market securities, and are classified within Level 1. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used, as of November 30, 2024, to value the Fund’s investments carried at fair value. The inputs and methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stocks*	$8,661,672,770	$8,661,672,770	$ —	$ —
Total Money Market Fund	50,112,298	50,112,298	—	—
Total Investments	$8,711,785,068	$8,711,785,068	$—	$—

*	For further information regarding security characteristics and industry classifications, please see the Schedule of Investments.

The Fund did not hold any investments during the period ended November 30, 2024 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting year.
b)
Federal Income Taxes – No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provision of the Internal Revenue Code applicable to regulated investment companies.

11

JENSEN QUALITY GROWTH FUND
Notes to the Financial Statements
November 30, 2024(Continued)

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken as of and for the year ended May 31, 2024. The Fund recognizes interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities. The Fund has no examination in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
c)
Distributions to Shareholders – Dividends to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.
d)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
e)
Guarantees and Indemnifications – Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.
f)
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Transfer agent fees and reports to shareholders are allocated based on the number of shareholder accounts in each class. Sub-transfer agency fees are expensed and approved by the Fund’s Board of Directors to the Class J shares based on the yearly average of five published per-account rates from five known brokerages. 12b-1 fees are expensed at 0.25% of average daily net assets of Class J shares and 0.50% of average daily net assets of Class R shares. Shareholder servicing fees are expensed at up to 0.10% and up to 0.25% of the average daily net assets of Class I shares and Class R shares, respectively.
g)
Other – Investment and shareholder transactions are recorded on trade date. Gains or losses from investment transactions are determined on the basis of identified carrying value using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

12

JENSEN QUALITY GROWTH FUND
Notes to the Financial Statements
November 30, 2024(Continued)
2. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund were as follows:

	Period Ended November 30, 2024	Year Ended May 31, 2024
Class R
Shares sold	10,450	36,625
Shares issued in reinvestment of dividends	25,322	16,432
Shares redeemed	(29,816)	(52,599)
Net increase	5,956	458
Shares outstanding:
Beginning of period	237,444	236,986
End of period	243,400	237,444
Class J
Shares sold	565,787	2,365,586
Shares issued in reinvestment of dividends	4,222,001	3,039,710
Shares redeemed	(4,015,925)	(7,367,350)
Net increase (decrease)	771,863	(1,962,054)
Shares outstanding:
Beginning of period	39,193,144	41,155,198
End of period	39,965,007	39,193,144
Class I
Shares sold	3,777,361	12,274,794
Shares issued in reinvestment of dividends	7,799,615	6,444,223
Shares redeemed	(19,065,420)	(22,044,809)
Net decrease	(7,488,444)	(3,325,792)
Shares outstanding:
Beginning of period	82,230,969	85,556,761
End of period	74,742,525	82,230,969
Class Y
Shares sold	1,399,161	5,820,915
Shares issued in reinvestment of dividends	2,906,387	2,822,846
Shares redeemed	(8,909,094)	(24,282,543)
Net decrease	(4,603,546)	(15,638,782)
Shares outstanding:
Beginning of period	33,557,394	49,196,176
End of period	28,953,848	33,557,394

3. INVESTMENT TRANSACTIONS
The aggregate purchases and aggregate sales of securities, excluding short-term investments, by the Fund for the year ended November 30, 2024, were $491,767,858 and $2,195,543,239, respectively.

13

JENSEN QUALITY GROWTH FUND
Notes to the Financial Statements
November 30, 2024(Continued)
4. INCOME TAXES
The distributions of $98,668,454 and $106,314,260 paid during the years ended May 31, 2024 and 2023, respectively, were classified as ordinary income for tax purposes. The distributions of $688,330,020 and $210,017,295 paid during the years ended May 31, 2024 and 2023, respectively, were classified as long-term capital gain for income tax purposes.
Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2024, distributable earnings decreased by $96,115,083 and capital stock increased by $96,115,083. The permanent difference relates to tax equalization.
At May 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments.	$4,751,974,079
Gross unrealized appreciation.	$4,783,949,637
Gross unrealized depreciation.	(95,904,737)
Net unrealized appreciation.	4,688,044,900
Undistributed ordinary income.	11,429,364
Undistributed long-term capital gain.	321,200,523
Distributable earnings.	332,629,887
Other accumulated gains.	(3)
Total distributable earnings.	$5,020,674,784

The cost of investments differ for financial statement and tax purposes primarily due to the deferral of losses on wash sales.
5. LINE OF CREDIT
The Fund has the lesser of (i) $400 million, (ii) 20% of the gross market value of the Fund, or
(iii) 33.33% of the net market value of the unencumbered assets of the Fund available under a revolving credit facility, subject to certain restrictions, for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The secured line of credit has a one-year term and is reviewed annually by the Board of Directors. The credit facility is with the Fund’s custodian, U.S. Bank. The current credit facility runs through December 8, 2025. The interest rate on the outstanding principal amount is equal to the prime rate less 1%. As of November 30, 2024 the interest rate on the Fund’s line of credit was 6.75%. During the period ended November 30, 2024, the Jensen Quality Growth Fund borrowed a total of three times in the year and had an average borrowings of $1,222,016 on those days. The Fund’s max borrowing was on July 25, 2024.
6. INVESTMENT ADVISORY AGREEMENT
The Fund is a party to an Investment Advisory and Service Contract with the Investment Adviser. Pursuant to the terms of the Investment Advisory and Service Contract approved by Fund shareholders, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% as applied to the Fund’s average daily net assets of $4 billion or less, 0.475% as applied to the Fund’s average daily net assets of more than $4 billion and up to $8 billion, 0.45% as applied to the Fund’s average daily net assets of more than $8 billion and up to $12 billion, and 0.425% as applied to the Fund’s average daily net assets of more than $12 billion.

14

JENSEN QUALITY GROWTH FUND
Notes to the Financial Statements
November 30, 2024(Continued)
Certain officers and a director of the Fund are also officers and directors of the Investment Adviser.
7. DISTRIBUTION AND SHAREHOLDER SERVICING
The Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Fund make payments to the Fund’s distributor at an annual rate of 0.25% of average daily net assets attributable to Class J shares and 0.50% of the average daily net assets attributable to Class R shares. The Fund’s distributor may then make payments to financial intermediaries or others at an annual rate of up to 0.25% of the average daily net assets attributable to Class J shares and up to 0.50% of the average daily net assets attributable to Class R shares. Payments under the 12b-1 Plan shall be used to compensate the Fund’s distributor or others for services provided and expenses incurred in connection with the sale and/or servicing of shares. 12b-1 fees incurred for the period ended November 30, 2024, are disclosed on the Statement of Operations and the amount payable at year end is disclosed on the Statement of Assets and Liabilities.
In addition, the Fund has adopted a Shareholder Servicing Plan for Class I shares under which the Fund can pay for shareholder support services from the Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of the Fund’s average daily net assets attributable to Class I shares. The amount actually incurred for the year ended November 30, 2024,was 0.07% on an annualized basis.
The Fund has also adopted a Shareholder Servicing Plan for the Class R shares. Under the Shareholder Servicing Plan, the Fund can pay for shareholder support services, which include the recordkeeping and administrative services provided by retirement plan administrators to retirement plans (and their participants) that are shareholders of the class. Payments will be made pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.25% of the Fund’s average daily net assets attributable to Class R shares. The amount actually incurred for the year ended November 30, 2024 was 0.16% on an annualized basis.
8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At November 30, 2024, Charles Schwab & Co., Inc., for the benefit of its customers, held 48.10% of the outstanding shares of the Class J share class and 27.09% of the outstanding shares of the Jensen Fund. At November 30, 2024, Wells Fargo Clearing Services LLC, for the benefit of its customers, held 37.29% of the outstanding shares of the Class I share class. At November 30, 2024, State Street Bank & Trust Co., for the benefit of its customers, hold 27.23% of the outstanding shares of the Class R share class, respectively. At November 30, 2024, Edward D Jones and Co., for the benefit of its customers, held 39.48% of the outstanding shares of the Class Y share class.
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events after the Statement of Assets and Liabilities as of November 30, 2024 through the date the financial statements were issued.

15

JENSEN QUALITY GROWTH FUND
ADDITIONAL INFORMATION
1. Investment Advisory Agreement Disclosure
Section 15(c) under the 1940 Act requires that a registered investment company’s board of directors, including a majority of independent directors voting separately, approve any new investment advisory contract for the fund and thereafter to review and approve the terms of the fund’s investment advisory agreement on an annual basis. In addition, Section 15(a) of the 1940 Act requires that any new investment advisory agreement be approved by the fund’s shareholders.
In its most recent deliberations concerning whether to renew the Fund’s existing Investment Advisory and Service Contract with the Adviser (the “Existing Agreement”) and whether to approve the proposed new Investment Advisory and Service Contract with the Adviser (the “New Agreement”), the Fund’s Board of Directors (the “Board”), including the Fund’s independent directors (“Independent Directors”), conducted the review and made the determinations that are described below. During its deliberations, the Board requested from the Adviser, and the Adviser furnished, all information reasonably necessary for it to evaluate both the renewal of the Existing Agreement and the approval of the New Agreement.
The entire Board first met on January 16, 2024 to consider the planned retirement of Mr. Eric Schoenstein and the effects his retirement and the resulting change of control of the Adviser might have on the Fund’s and the Adviser’s operations, including the approval of a new investment advisory and service contract by the Board and the Fund’s shareholders. The entire Board met again on April 16, 2024 to consider the information provided by the Adviser in connection with the annual renewal of the Existing Agreement and the approval of the New Agreement. Prior to the April 16, 2024 Board meeting, the Independent Directors conferred separately with their legal counsel. After the April 16, 2024 Board meeting, the Independent Directors again met with their legal counsel to consider the additional information provided by the Adviser to evaluate both the Existing Agreement and the New Agreement. The entire Board then met again on July 16, 2024 to consider the annual continuation of the Existing Agreement and the approval of the New Agreement. In between the April 16, 2024 and July 16, 2024 meetings, the Fund’s Chair also conferred separately on two occasions with the Adviser’s President.
The Board considered the various materials included in both the April 16, 2024 Board meeting materials and the July 16, 2024 Board meeting materials, and the Adviser confirmed that it had provided all information reasonably necessary for the Board to evaluate the Existing Agreement and New Agreement. During the July 16, 2024 Board meeting and the April 16, 2024 Board meeting, the Board, including the Independent Directors, evaluated and considered the factors and reached the conclusions described below, among others. The Board did not identify any single factor that was controlling. Moreover, not every factor was given the same weight by each Director.
Nature, Extent, and Quality of Services. The Board considered the nature, extent and quality of services provided to the Fund by the Adviser under the Existing Agreement and the services proposed to be provided under the New Agreement. The Board reviewed the terms of the Existing Agreement and the New Agreement, as well as the history of the Adviser and its investment discipline, its investment performance, and its day-to-day management of the Fund. The Board noted the Adviser’s focus on the business of the Fund, the compliance and other servicing aspects of the Fund, and the Adviser’s oversight of the Fund’s service providers.
The Board considered the Adviser’s business continuity plan, its organizational and ownership structure, including proposed changes in the Adviser’s ownership and management, and the composition of its investment committee, which makes all investment decisions for the Fund, and the potential impact of changes in Adviser personnel and ownership on both the Fund and the Adviser. The Board also considered the Adviser’s approach to risk management. Based on these and other factors, including the additional factors described below, the Board concluded that the services provided to the Fund under the Existing Agreement continued to be satisfactory and were not likely to change materially under the New Agreement.

16

JENSEN QUALITY GROWTH FUND
ADDITIONAL INFORMATION(Continued)
Investment Performance. The Board examined the investment performance of the Fund compared to the S&P 500® Index and the Fund’s rankings and ratings in the Morningstar Large Cap Blend category for certain periods ending February 28, 2024. The Board noted the Fund’s underperformance (for the Class I shares) compared to its index for the one-, three-, five-, and 15-year periods, and the Fund’s matching performance compared to its index for the ten-year period. The Board noted that the Fund received an Analyst Rating of Silver from Morningstar, and that the Fund’s overall rating was four Stars (out of a possible five Stars) for Class I shares, three Stars for Class J and Class R shares, and two Stars for the Class Y shares. The Board observed that the Adviser appeared to have adhered to its strict investment discipline. Furthermore, the Board was informed by the Adviser that, during the penultimate market cycle (October 9, 2007 to February 19, 2020) and the most recent “peak-to-peak” performance cycle (February 19, 2020 to January 3, 2022), the Fund’s Class I shares provided an annualized return net of expenses, respectively, of 24.08% compared to a 22.37% return for the S&P 500® Index and 10.02% compared to a 8.73% return for the S&P 500® Index, providing evidence that the full benefits of the Adviser’s investment discipline are realized over an entire stock market cycle and appear to have been generated with less volatility that the overall market. As a result of these and other factors, the Board concluded that the overall long-term investment performance of the Fund continued to be satisfactory.
Advisory Fee and Expense Ratio. The Board compared the Fund’s advisory fee with those of the funds in the Fund’s Large Cap Blend Morningstar category (large cap growth funds between $5 billion and $13 billion in assets) and a more-focused peer group of retail class shares and institutional class shares of actively managed funds in the Fund’s Morningstar category. The Board noted that the Fund’s blended advisory fee of 0.479% was below the median but above the average in the case of the Class I shares, and above the median and the average in the case of the Class J shares, for the Fund’s Morningstar category, including actively managed retail class funds and actively managed institutional class funds. Excluding non-peer funds, the Fund’s blended advisory fee for the Class  I shares and Class J shares was above the average for the Fund’s Large Cap Blend Morningstar category and, when compared against the Fund’s legacy Large Cap Growth Morningstar category (excluding non-peer funds), the Fund’s blended advisory fee for the Class  I shares and Class J shares was below the average. The Board also noted that, while the Adviser employs a relatively straightforward investment discipline, the Fund appeared to be an efficiently run operation with a high service component for shareholders.
The Board compared the fees charged to the Fund with the advisory fees charged to the non-Fund advisory clients of the Adviser. The Board observed that, with the exception of a small number of long-time institutional separate account clients and a collective investment fund, the Adviser typically charges its separate accounts a minimum fee rate of (i) 1% of assets under management (“AUM”) for individual investors that includes breakpoints that decline to an annualized fee rate of 0.50%, and (ii) 0.55% of AUM for institutional investors that declines to an annualized fee rate of 0.45% of AUM on assets above $50 million. The Board also noted the limitations of such comparisons due to the different services required by separate account clients compared to the Fund. Separate accounts, the Board observed, may be smaller and require more personalized services, but they are subject to less regulation and generally do not require the same level of administrative support as the Fund.
The Board considered the Fund’s expense ratio and the expense ratios of other comparable mutual funds in the Fund’s Large Cap Blend and Large Cap Growth Morningstar categories as of February 29, 2024. The Board observed that the Fund’s annual expense ratio for Class J shares of 0.816% was in line with the average (0.810%) and slightly higher than the median (0.80%) for such funds in the Large Cap Blend Morningstar category that included the same 25 basis point 12b-1 fee as the Fund. For the Fund’s Class I shares, the Board observed that, although the expense ratio was above the average and below the median when compared to only the institutional funds in the Large Cap Blend Morningstar category, it was also noted that the group of comparable funds included in the expense ratio analysis included two funds with total expense ratios of 23 and 17 basis points that impacted the average and median results. For an additional comparison, the Board also compared the Fund’s expense ratio against the expense ratios of other comparable funds in the Fund’s legacy Large Cap Growth Morningstar

17

JENSEN QUALITY GROWTH FUND
ADDITIONAL INFORMATION(Continued)
category as of May 31, 2024. The Board observed that the Fund’s annual expense ratio for the Class J shares was lower than both the median and the average for such funds that included the same 25 basis point 12b-1 fee as the Fund, and for the Class I shares was also lower than both the median and average for such funds.
The Board noted that the expense ratios for the Fund’s Class J, Class I, and Class Y share classes had declined during the period from February 28, 2023 to February 29, 2024, but had increased slightly for the Class R shares due to a decline in assets during the same 12-month period. The Board confirmed that the expenses for which the Fund would be responsible under the New Agreement would be unchanged from the Existing Agreement. The Board also considered the impact to expense ratios of potential decreases in the Fund’s AUM from shareholder redemptions and/or any downturn in the equities markets overall, and from recently negotiated expense reductions from the Fund’s service providers. Furthermore, the Board considered whether, in light of the Adviser’s proposed business expansion plans, a cap in the Fund’s expenses ratio was warranted to minimize the impact of any decrease in the Fund’s AUM.
The Board also noted that the Fund had a relatively low turnover rate, reducing the Fund’s transaction costs, which are not included in the Fund’s expense ratio but are deducted from the Fund’s net asset value. Based on these considerations and other factors, the Board concluded that the Fund’s advisory fee and expense ratio were fair and reasonable relative to the Fund’s peer groups.
Profitability of the Adviser. The Board considered the profitability of the Existing Agreement to the Adviser, including an analysis of the Adviser’s profitability for 2023 and the methodology used to calculate that profitability, and compared the Adviser’s profitability with respect to the Fund to that of publicly traded investment advisers. Including after adjustments for certain compensation expenses and long-term deferred equity compensation expenses, it appeared that the Adviser’s pre-tax profit margin from the Fund was significantly higher than the median pre-tax profit margin of such other advisers on both a pre-marketing and post-marketing basis, but was within the range when comparing the Adviser’s overall pre-tax profit margins against such other advisers on both a pre-marketing and post-marketing basis. It was noted that the Adviser’s adjustment to its compensation expense was made to account for differences between the Adviser’s compensation and incentive programs and those of publicly traded investment management firms.
The Board considered the fact that the Adviser pays certain administrative expenses of the Fund, including the cost of the Fund’s Chief Compliance Officer (“CCO”), though it noted that under the Existing Agreement and the New Agreement the Fund is authorized, subject to prior Board approval, to pay for certain costs of the Fund’s compliance personnel in the future, and that in 2023 the Fund paid the Adviser (as approved by the Board) for a small portion of the CCO cost under the terms of the Existing Agreement. The Board also considered the Adviser’s projected profitability for 2024 from the Fund using the same analysis and methodology used to assess the Adviser’s 2023 profitability and, subject to the limitations of estimates and projections, found that the projected 2024 profitability from the Fund will likely be less than 2023.
The Board also examined the Adviser’s profitability from the Fund against the Adviser’s profitability from its separate account advisory business and observed that the Fund provided a higher absolute profit margin to the Adviser. The Board understood that the administrative services the Adviser provides to the Fund are, on balance, more extensive than those it provides to its separate accounts but also noted that efficiencies are realized when managing one mutual fund compared to managing multiple separate accounts. The Board also understood that, in calculating its profitability from the Fund, the Adviser had been conservative in its method of allocating expenses to its Fund business relative to other acceptable allocation methodologies.
The Board acknowledged the inherent limitations of profitability analyses, including the use of comparative data that is incomplete or dissimilar, such as financial information of publicly traded advisers that have more diversified business lines and different cost structures than those of the Adviser, the

18

JENSEN QUALITY GROWTH FUND
ADDITIONAL INFORMATION(Continued)
absence of profitability information on a fund-by-fund basis and for privately held investment advisers like the Adviser, and the uncertainty of the various cost allocations and other assumptions used. Based on this and other information, the Board concluded that profits earned by the Adviser were not excessive.
Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of the Fund, whether the Fund has benefited from any such economies, and whether the implementation of further breakpoints in the Fund’s advisory fee was appropriate. The Board observed that, during a period of rapid Fund growth, the Fund’s expense ratio (for the Class J shares) had fallen from about 1% for the fiscal year ended May 31, 2002 to 0.82% for the fiscal year ended May 31, 2021, despite the addition of sub-transfer agency expenses beginning in 2010, and has remained the same since then. Regarding breakpoints, the Board noted the Adviser’s implementation of a breakpoint fee schedule in October 2010 and a slight increase in the Fund’s AUM at December 31, 2023 compared to December 31, 2022. The Board also noted that many comparable funds with breakpoints at lower levels had higher overall advisory fees at the same asset level as the current asset level of the Fund. Using a sensitivity analysis, the Board compared and noted the effect on the Fund’s expense ratio from accelerating the Fund’s existing breakpoint fee schedule at varying asset levels above the Fund’s current asset level. Based on the data presented, the Board concluded that more accelerated or additional breakpoints in the Fund’s advisory fee were not warranted at this time.
Other Benefits. The Board considered the potential fall-out benefits realized by the Adviser from its services as investment manager of the Fund. The Board noted that the Adviser has no affiliated entities that provide services to the Fund and that the Adviser prohibits the receipt of third-party research paid for from additional commissions charged by brokers for Fund portfolio securities transactions, commonly known as “soft dollars.” The Board understood that the Adviser maintained a separate account advisory business and managed two other mutual funds and a collective investment trust, and also understood the Adviser’s proposed business expansion to include additional investment products. The Board noted that, while the Adviser’s non-Fund business might benefit from any favorable publicity received by the Fund, any such benefit was difficult to quantify.
Other Factors and Considerations. The Board periodically reviews and considers other material information throughout the year relating to the quality of services provided to the Fund, such as the allocation of Fund brokerage; the marketing, administration, and compliance program of the Fund; the Adviser’s management of its relationship with the Fund’s administrator, custodian, transfer agent, and other service providers; and the expenses paid to those service providers. At its regular meetings, the Board also reviews detailed information relating to the Fund’s portfolio and performance against various metrics, and participates in discussions with the Fund’s portfolio managers.
Based on its evaluation of all the relevant factors and the information provided to it, the Board, including all of the Independent Directors, voted unanimously on July 16, 2024 to (i) renew the Existing Agreement for a one-year period until August 1, 2025, and (ii) to approve the New Agreement and to recommend that shareholders approve the New Agreement.
2. Results of the Special Meeting of Shareholders of the Fund
A Special Meeting of Shareholders of the Fund was held on November 1, 2024 (the “Special Meeting”). The purposes of the Special Meeting were to (i) approve a new investment advisory agreement between the Fund and the Investment Adviser, and (ii) elect the Fund’s directors. As of the record date, August 26, 2024, there were 138,467,534 shares of Common Stock of the Fund issued and outstanding and entitled to vote at the Special Meeting. A total of 93,226,300 shares of Common Stock of the Fund were present in person or by proxy at the Special Meeting.

19

JENSEN QUALITY GROWTH FUND
ADDITIONAL INFORMATION(Continued)
The results of the vote at the Special Meeting with respect each proposal were as follows:
Proposal 1:
Approval of new investment advisory agreement between Jensen Investment Management, Inc., and the Fund.

	Shares Voted	% of Shares Voted	% of Fund’s Outstanding Shares Voted
For	62,605,876	67.15%	45.21%
Against	265,771	0.29%	0.19%
Abstain	309,510	0.33%	0.22%
Broker Non-Votes	30,045,143	32.23%	21.70%

Proposal 2:
To elect a Board of Directors.

	Shares Voted	% of Shares Voted	% of Fund’s Outstanding Shares Voted
Kenneth Thrasher
For	91,705,974	98.37%	66.23%
Withhold	1,520,326	1.63%	1.10%
Janet G. Hamilton
For	92,437,790	99.15%	66.76%
Withhold	788,511	0.85%	0.57%
Kathleen J. Kee
For	92,480,662	99.20%	66.79%
Withhold	745,638	0.80%	0.54%
Charles A. Wilhoite
For	92,343,251	99.05%	66.69%
Withhold	883,049	0.95%	0.64%
Robert D. McIver
For	92,169,378	98.97%	66.56%
Withhold	851,484	0.91%	0.61%
Kerry E. Barnett
For	92,478,494	99.20%	66.79%
Withhold	747,806	0.80%	0.54%

Accordingly, the new investment advisory agreement was approved, and each of the directors was elected, by the Fund’s shareholders.

20

Jensen Quality Growth Fund

Class J Shares	Class R Shares	Class I Shares	Class Y Shares

Investment Adviser
Jensen Investment Management, Inc.
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035
800.992.4144
Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC doing business as
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Legal Counsel
Stoel Rives LLP
760 SW Ninth Avenue, Suite 3000
Portland, OR 97205
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 4, 2017.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Jensen Quality Growth Fund Inc.

By (Signature and Title)*	/s/ Robert McIver
Robert McIver, President

Date	3/11/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert McIver
Robert McIver, President

Date	3/11/2025

By (Signature and Title)*	/s/ Shannon Contreras
Shannon Contreras, Treasurer

Date	3/11/2025

* Print the name and title of each signing officer under his or her signature.